Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Relationship to	Amount invested as of		Weighted average interest rate as of	Interest earned during the year ended
	Shepherd’s	December 31,		December 31,	December 31,
Investor	Finance	2022	2021	2022	2022	2021
Eric A. Rauscher	Independent Manager	$475	$475	10.00%	$48	$36

Capture HD Inc., Defined Benefit Plan & Trust	Sponsor is Brother of Employee	–	1,000	–%	–	149

David Wallach Living Trust	Father of Member	366	571	7.35%	66	58

Gregory L. Sheldon	Independent Manager	598	577	8.39%	41	59

Joseph Rauscher	Parent of Independent Manager	144	195	7.00%	7	21

Kenneth Summers	Independent Manager	208	100	6.00%	4	1

Schultz Family Revocable Living Trust	Trustee is Mother -in-Law of Member	178	148	8.39%	13	15

Kimberly Bedford	Employee	314	148	8.01%	14	16

Lamar Sheldon	Parent of Independent Manager	253	253	9.03%	23	23

Rose Stokes	Employee	200	-	7.63%	6	–

Scott Summers	Son of Independent Manager	500	–	6.00%	10	–

Wallach Educational Trust	Member	162	88	11.00%	11	12